Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 01, 2022	Jan. 16, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table sets forth information concerning the compensation of our Named Executive Officers for each of the fiscal years ended December 31, 2020, 2021 and 2022, and our financial performance for each such fiscal year:

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO (Jill Griffin) ($)	Summary Compensation Table Total for PEO (Tanya Domier) ($)	Compensation Actually Paid to PEO (Jill Griffin) ($)(1)(2)(3)	Compensation Actually Paid to PEO (Tanya Domier) ($)(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(4)	Net (Loss) Income ($ in thousands)	Adjusted EBITDA(5) ($ in thousands)
2022	7,540,376	7,605,766	669,792	(717,974)	4,905,643	1,690,808	26	97	(1,377,292)	435,995
2021	—	10,330,444	—	6,176,582	5,791,592	3,533,727	60	116	57,549	521,178
2020	—	14,074,523	—	14,074,523	6,834,475	6,555,725	127	108	(175,070)	487,175

(1)
Jill Griffin served as Chief Executive Officer of the Company from the period between April 1, 2022 and January 16, 2023.
(2)
Tanya Domier resigned as Chief Executive Officer of the Company, and was appointed Executive Chair, on April 1, 2022.
(3)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining Named Executive Officers for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non‑PEO NEOs
2022	Jill Griffin and Tanya Domier	Brian Stevens
2021	Tanya Domier	Jill Griffin and Brian Stevens
2020	Tanya Domier	Jill Griffin and Brian Stevens

The amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns do not reflect the actual compensation paid to or realized by our PEOs or our non-PEO NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. See the Summary Compensation Table for certain other compensation of our PEOs and our non-PEO NEOs for each applicable fiscal year and the Options Exercised and Stock Vested table for the value realized by each of them upon the vesting of stock awards during 2022.

Table of Contents

Compensation actually paid to our Named Executive Officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2020		2021		2022
Adjustments	PEO (Tanya Domier)	Average Non-PEO NEOs	PEO (Tanya Domier)	Average Non-PEO NEOs	PEO (Jill Griffin)	PEO (Tanya Domier)	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	—	$(278,750)	$(8,731,750)	$(4,832,125)	$(6,498,060)	$(6,499,995)	$(3,899,993)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	—	$4,577,888	$2,574,260	$1,092,121	$657,265	$1,771,678
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	—	—	—	$(1,449,301)	$(2,380,699)	$(1,078,051)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	—	—	—	$(15,344)	$(100,311)	$(8,469)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—	—
TOTAL ADJUSTMENTS	—	$(278,750)	$(4,153,862)	$(2,257,865)	$(6,870,584)	$(8,323,740)	$(3,214,835)

Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for RSU awards, the closing price per share on the applicable year‑end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for PSU awards, the same valuation methodology as RSU awards above except that the year‑end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for stock options, a Black Scholes value as of the applicable year‑end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award in the case of underwater stock options and, in the case of in the money options, an expected life equal to the original ratio of expected life relative to the ten year contractual life multiplied times the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10‑K for the fiscal year ended December 31, 222 and prior fiscal years.

(4)
For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) on our Class A common stock and the cumulative TSR (the “Peer Group TSR”) of the S&P Consumer Staples Select Sector Index (the “Peer Group”) through December 31, 2020, 2021 and 2022. The table assumes $100 was invested at the market close on October 29, 2020, which was the first day our Class A common stock began trading. Data for the Peer Group TSR assumes reinvestment of dividends.
(5)
The Company selected Adjusted EBITDA as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO(s) and the remaining Named Executive Officers. See Annex B in this Proxy Statement for a reconciliation of Adjusted EBITDA, a non-GAAP measure, to the most directly comparable GAAP measure.

Company Selected Measure Name			Adjusted EBITDA(5
Named Executive Officers, Footnote [Text Block]	Jill Griffin served as Chief Executive Officer of the Company from the period between April 1, 2022 and January 16, 2023.Tanya Domier resigned as Chief Executive Officer of the Company, and was appointed Executive Chair, on April 1, 2022.
(3)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining Named Executive Officers for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non‑PEO NEOs
2022	Jill Griffin and Tanya Domier	Brian Stevens
2021	Tanya Domier	Jill Griffin and Brian Stevens
2020	Tanya Domier	Jill Griffin and Brian Stevens

Peer Group Issuers, Footnote [Text Block]			For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) on our Class A common stock and the cumulative TSR (the “Peer Group TSR”) of the S&P Consumer Staples Select Sector Index (the “Peer Group”) through December 31, 2020, 2021 and 2022.
Adjustment To PEO Compensation, Footnote [Text Block]

Compensation actually paid to our Named Executive Officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2020		2021		2022
Adjustments	PEO (Tanya Domier)	Average Non-PEO NEOs	PEO (Tanya Domier)	Average Non-PEO NEOs	PEO (Jill Griffin)	PEO (Tanya Domier)	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	—	$(278,750)	$(8,731,750)	$(4,832,125)	$(6,498,060)	$(6,499,995)	$(3,899,993)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	—	$4,577,888	$2,574,260	$1,092,121	$657,265	$1,771,678
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	—	—	—	$(1,449,301)	$(2,380,699)	$(1,078,051)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	—	—	—	$(15,344)	$(100,311)	$(8,469)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—	—
TOTAL ADJUSTMENTS	—	$(278,750)	$(4,153,862)	$(2,257,865)	$(6,870,584)	$(8,323,740)	$(3,214,835)

Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for RSU awards, the closing price per share on the applicable year‑end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for PSU awards, the same valuation methodology as RSU awards above except that the year‑end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for stock options, a Black Scholes value as of the applicable year‑end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award in the case of underwater stock options and, in the case of in the money options, an expected life equal to the original ratio of expected life relative to the ten year contractual life multiplied times the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10‑K for the fiscal year ended December 31, 222 and prior fiscal years.

(4)
For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) on our Class A common stock and the cumulative TSR (the “Peer Group TSR”) of the S&P Consumer Staples Select Sector Index (the “Peer Group”) through December 31, 2020, 2021 and 2022. The table assumes $100 was invested at the market close on October 29, 2020, which was the first day our Class A common stock began trading. Data for the Peer Group TSR assumes reinvestment of dividends.
(5)
The Company selected Adjusted EBITDA as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO(s) and the remaining Named Executive Officers. See Annex B in this Proxy Statement for a reconciliation of Adjusted EBITDA, a non-GAAP measure, to the most directly comparable GAAP measure.

Non-PEO NEO Average Total Compensation Amount			$ 4,905,643	$ 5,791,592	$ 6,834,475
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,690,808	3,533,727	6,555,725
Compensation Actually Paid vs. Total Shareholder Return [Text Block]			CAP vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income [Text Block]	CAP vs. Net Income (Loss)
Table of Contents

Compensation Actually Paid vs. Company Selected Measure [Text Block]			CAP vs. Adjusted EBITDA
Tabular List [Table Text Block]

We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our Named Executive Officers for the fiscal year ended December 31, 2022:

•
Revenues; and
•
Adjusted EBITDA.

Total Shareholder Return Amount			$ 26	60	127
Peer Group Total Shareholder Return Amount			97	116	108
Net Income (Loss)			$ (1,377,292,000)	$ 57,549,000	$ (175,070,000)
Company Selected Measure Amount			435,995,000	521,178,000	487,175,000
Adjustment to Compensation Amount				$ (2,257,865)
PEO Name	Tanya Domier	Jill Griffin		Tanya Domier	Tanya Domier
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Revenues
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA.
Jill Griffin [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 7,540,376	$ 0	$ 0
PEO Actually Paid Compensation Amount			669,792	0	0
Tanya Domier [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			7,605,766	10,330,444	14,074,523
PEO Actually Paid Compensation Amount			717,974	6,176,582	14,074,523
PEO [Member] | Jill Griffin [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(6,870,584)
PEO [Member] | Jill Griffin [Member] | Deduction for AmouReported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable F Y [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(6,498,060)
PEO [Member] | Jill Griffin [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,092,121
PEO [Member] | Jill Griffin [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Jill Griffin [Member] | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,449,301)
PEO [Member] | Jill Griffin [Member] | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(15,344)
PEO [Member] | Jill Griffin [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Jill Griffin [Member] | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Jill Griffin [Member] | Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Tanya Domier [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(8,323,740)	(4,153,862)	0
PEO [Member] | Tanya Domier [Member] | Deduction for AmouReported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable F Y [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(6,499,995)	(8,731,750)	0
PEO [Member] | Tanya Domier [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			657,265	4,577,888	0
PEO [Member] | Tanya Domier [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Tanya Domier [Member] | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,380,699)	0	0
PEO [Member] | Tanya Domier [Member] | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(100,311)	0	0
PEO [Member] | Tanya Domier [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Tanya Domier [Member] | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Tanya Domier [Member] | Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,214,835		(278,750)
Non-PEO NEO [Member] | Deduction for AmouReported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable F Y [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,899,993)	(4,832,125)	(278,750)
Non-PEO NEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,771,678	2,574,260	0
Non-PEO NEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,078,051)	0	0
Non-PEO NEO [Member] | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(8,469)	0	0
Non-PEO NEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 0	$ 0